UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Regan Fixed Rate MBS ETF
MBSX (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Regan Fixed Rate MBS ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.regancapital.com/mbsx/. You can also request this information by contacting us at 888-447-3426.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Regan Fixed Rate MBS ETF	$20	0.40%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$16,512,909
Portfolio Turnover	15%
30-Day SEC Yield	3.41%
30-Day SEC Yield Unsubsidized	3.41%
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)
Security Type Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.regancapital.com/mbsx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Regan Capital documents not be householded, please contact Regan Capital at 888-447-3426, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Regan Capital or your financial intermediary.
Regan Fixed Rate MBS ETF	PAGE 1	TSR-SAR-00777X520

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

REGAN FIXED RATE MBS ETF (MBSX)
Semi-Annual Financial Statements
March 31, 2026

Regan Fixed Rate MBS ETF
Schedule of Investments
March 31, 2026 (Unaudited)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - 92.0%
Fannie Mae Whole Loan
Series 2003-W16, Class AF5, 4.40%, 11/25/2033(a)	$ 242,192	$244,885
Series 2003-W4, Class 1A4, 4.43%, 10/25/2042(b)(c)	373,598	368,122
Federal Home Loan Mortgage Corp.
Series 4094, Class ME, 2.50%, 08/15/2042	139,847	125,915
Series 4096, Class HA, 2.00%, 12/15/2041	219,765	206,993
Series 4158, Class TC, 1.75%, 12/15/2042	92,617	87,903
Series 4165, Class TD, 1.50%, 12/15/2042	167,505	157,566
Series 4171, Class MN, 3.00%, 02/15/2043	98,000	74,446
Series 4171, Class NG, 2.00%, 06/15/2042	69,464	64,206
Series 4183, Class ME, 2.00%, 02/15/2042	82,018	79,673
Series 4468, Class EY, 3.25%, 08/15/2044	144,660	141,785
Series 4480, Class NA, 3.50%, 03/15/2045	104,525	100,718
Series 4550, Class DA, 3.00%, 03/15/2044	111,547	109,125
Series 4565, Class NG, 2.00%, 02/15/2046	100,913	89,910
Series 4585, Class QA, 3.50%, 04/15/2046	164,131	151,482
Series 4631, Class GP, 3.50%, 03/15/2046	157,118	150,954
Series 4705, Class MG, 2.50%, 07/15/2047	703,848	608,737
Series 4708, Class LM, 3.00%, 08/15/2047(b)	132,512	93,131
Series 4756, Class QB, 3.50%, 02/15/2048	486,523	442,559
Series 4915, Class DA, 1.50%, 09/25/2049	385,067	317,516
Series 4919, Class JL, 2.50%, 09/25/2049(b)	96,578	78,530
Series 4926, Class JL, 2.50%, 09/25/2049(b)	98,270	79,906
Series 4942, Class A, 3.00%, 01/25/2049	81,373	75,666
Series 4973, Class PO, 0.00%, 01/15/2041(d)	229,074	176,161
Series 5041, Class JE, 1.25%, 03/25/2049	67,417	55,383
Series 5041, Class MC, 1.50%, 11/25/2050(b)	159,126	81,751
Series 5082, Class UA, 2.00%, 03/25/2051	617,477	483,106
Series 5124, Class DH, 2.00%, 01/25/2048	90,096	78,670
Series 5169, Class YA, 2.00%, 09/25/2051(b)	136,807	73,876
Series 5190, Class LA, 2.50%, 05/25/2049(b)	52,695	43,803
Series 5210, Class DZ, 4.00%, 04/25/2052(b)(e)	197,153	153,410
Series T-57, Class 1AP, 0.00%, 07/25/2043(d)	509,023	306,468
Series T-59, Class 1A1, 6.50%, 10/25/2043	81,530	83,009
Federal National Mortgage Association
Series 2011-111, Class ME, 4.00%, 11/25/2041(b)	70,150	63,486
Series 2012-106, Class QN, 3.50%, 10/25/2042	208,475	194,026
Series 2012-144, Class NB, 2.50%, 12/25/2042	266,000	197,013
Series 2012-146, Class PE, 1.75%, 08/25/2042	205,463	185,066
Series 2012-19, Class HB, 4.00%, 01/25/2042(b)	61,706	60,114
Series 2012-93, Class TY, 2.00%, 06/25/2042	233,941	216,980
Series 2013-125, Class AD, 3.00%, 11/25/2039	75,128	71,060
Series 2013-54, Class PC, 1.10%, 05/25/2043	382,517	330,742
Series 2013-58, Class KG, 2.50%, 02/25/2043	558,107	515,587
Series 2015-13, Class KE, 3.00%, 03/25/2045	97,989	71,184
Series 2016-22, Class EB, 2.00%, 06/25/2044	255,891	215,216
Series 2017-11, Class PH, 2.50%, 03/25/2047	77,489	65,597

The accompanying notes are an integral part of these financial statements.

1

Regan Fixed Rate MBS ETF
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES - (Continued)
Series 2017-48, Class PG, 2.75%, 05/25/2047	$361,620	$323,797
Series 2017-49, Class LA, 3.00%, 06/25/2043	14,095	13,862
Series 2017-53, Class PA, 2.00%, 07/25/2047	583,080	481,885
Series 2017-64, Class PD, 2.50%, 07/25/2047	138,987	121,789
Series 2017-80, Class GY, 3.50%, 10/25/2047	516,562	470,250
Series 2018-21, Class CA, 3.50%, 04/25/2045	4,316	4,304
Series 2019-70, Class HA, 2.50%, 12/25/2049	89,181	77,434
Series 2020-15, Class EC, 2.50%, 10/25/2049	325,246	284,289
Series 2020-48, Class DA, 2.00%, 07/25/2050	288,692	242,817
Series 2021-30, Class NC, 1.50%, 03/25/2048	156,995	139,364
Series 2021-58, Class KC, 1.50%, 04/25/2051	540,022	465,728
Series 2021-69, Class WJ, 1.50%, 10/25/2050	205,091	174,716
Series 2021-72, Class NA, 1.50%, 10/25/2051	275,812	142,436
Government National Mortgage Association
Series 2010-46, Class OJ, 0.00%, 06/20/2037(d)	252,059	205,431
Series 2012-106, Class UD, 1.50%, 09/20/2042	334,199	283,399
Series 2012-59, Class MP, 3.50%, 05/20/2042	246,369	233,348
Series 2012-75, Class PB, 2.50%, 06/20/2042	157,000	123,447
Series 2013-24, Class KE, 3.00%, 02/20/2043	225,000	190,181
Series 2016-103, Class KM, 2.75%, 03/20/2046	193,462	181,909
Series 2016-117, Class JE, 3.00%, 08/20/2046	144,488	131,079
Series 2017-134, Class BA, 2.50%, 11/20/2046	130,061	119,269
Series 2018-124, Class NW, 3.50%, 09/20/2048	376,777	349,334
Series 2019-133, Class EB, 2.00%, 04/20/2049(b)	112,000	70,980
Series 2019-23, Class NE, 3.50%, 11/20/2048	247,107	230,795
Series 2019-86, Class WC, 2.00%, 03/20/2049(b)	78,179	64,253
Series 2020-163, Class LG, 1.75%, 04/20/2048	636,059	499,401
Series 2020-95, Class MD, 3.50%, 07/20/2050	381,864	341,889
Series 2021-64, Class GX, 1.00%, 04/20/2051	177,150	135,931
Series 2021-73, Class YK, 1.25%, 04/20/2051	653,860	513,241
Series 2021-76, Class NC, 1.00%, 08/20/2050	851,837	653,543
Series 2022-36, Class C, 1.54%, 02/20/2052(b)(c)	286,141	235,351
Series 2022-9, Class GA, 2.00%, 01/20/2052	134,101	110,663
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $15,049,086)		15,187,551
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 5.0%
3.64%, 05/26/2026(f)	840,000	835,335
TOTAL U.S. TREASURY BILLS (Cost $835,351)		835,335

The accompanying notes are an integral part of these financial statements.

2

Regan Fixed Rate MBS ETF
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
MONEY MARKET FUNDS - 0.6%
First American Treasury Obligations Fund - Class X, 3.60%(g)	94,698	$94,698
TOTAL MONEY MARKET FUNDS (Cost $94,698)		94,698
TOTAL INVESTMENTS - 97.6% (Cost $15,979,135)		$16,117,584
Other Assets in Excess of Liabilities - 2.4%		395,325
TOTAL NET ASSETS - 100.0%		$ 16,512,909

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
PO - Principal Only
(a)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,466,713 or 8.9% of net assets as of March 31, 2026.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(d)	Principal only security.
(e)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of March 31, 2026.

(f)	The rate shown is the annualized yield as of March 31, 2026.
(g)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

3

Regan Fixed Rate MBS ETF
Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	(100)	06/30/2026	$ 10,974,663	$ 156,694
Net Unrealized Appreciation (Depreciation)				$ 156,694

The accompanying notes are an integral part of these financial statements.

4

Regan Fixed Rate MBS ETF
Statement of Assets and Liabilities
March 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$16,117,584
Receivable for investments sold	2,131,851
Deposit at broker for derivative instruments	269,773
Interest receivable	34,011
Dividends receivable	1,114
Total assets	18,554,333
LIABILITIES:
Payable for investments purchased	2,029,604
Payable to Advisor	11,820
Total liabilities	2,041,424
NET ASSETS	$ 16,512,909
Net Assets Consists of:
Paid-in capital	$ 15,892,743
Total distributable earnings	620,166
Total net assets	$ 16,512,909
Net assets	$ 16,512,909
Shares issued and outstanding(a)	625,000
Net asset value per share	$26.42
Cost:
Investments, at cost	$ 15,979,135

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

5

Regan Fixed Rate MBS ETF
Statement of Operations
For the Period Ended March 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$14,249
Interest income	454,541
Total investment income	468,790
EXPENSES:
Investment advisory fee	30,753
Total expenses	30,753
NET INVESTMENT INCOME	438,037
REALIZED AND UNREALIZED LOSS
Net realized gain (loss) from:
Investments	16,468
Futures contracts	(6,582)
Net realized gain	9,886
Net change in unrealized appreciation (depreciation) on:
Investments	(226,208)
Future contracts	155,508
Net change in unrealized appreciation (depreciation)	(70,700)
Net realized and unrealized loss	(60,814)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$377,223

The accompanying notes are an integral part of these financial statements.

6

Regan Fixed Rate MBS ETF
Statements of Changes in Net Assets

	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
OPERATIONS:
Net investment income	$438,037	$267,303
Net realized gain	9,886	109,699
Net change in unrealized appreciation (depreciation)	(70,700)	365,843
Net increase in net assets from operations	377,223	742,845
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(425,622)	(74,280)
Total distributions to shareholders	(425,622)	(74,280)
CAPITAL TRANSACTIONS:
Shares sold	2,661,740	14,538,303
Shares redeemed	—	(1,307,300)
Net increase in net assets from capital transactions	2,661,740	13,231,003
NET INCREASE IN NET ASSETS	2,613,341	13,899,568
NET ASSETS:
Beginning of the period	13,899,568	—
End of the period	$ 16,512,909	$ 13,899,568
SHARES TRANSACTIONS
Shares sold	100,000	575,000
Shares redeemed	—	(50,000)
Total increase in shares outstanding	100,000	525,000

(a)	Inception date of the Fund was May 1, 2025.
The accompanying notes are an integral part of these financial statements.

7

Regan Fixed Rate MBS ETF
Financial Highlights

	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.48	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.75	0.58
Net realized and unrealized gain (loss) on investments(c)	(0.09)	1.05
Total from investment operations	0.66	1.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.32)	(0.15)
Net realized gains	(0.40)	—
Total distributions	(0.72)	(0.15)
Net asset value, end of period	$26.42	$26.48
TOTAL RETURN(d)	2.52%	6.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,513	$13,900
Ratio of expenses to average net assets(e)	0.40%	0.25%
Ratio of net investment income to average net assets(e)	5.70%	5.33%
Portfolio turnover rate(d)(f)	15%	114%

(a)	Inception date of the Fund was May 1, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

8

Regan Fixed Rate MBS ETF
Notes to Financial Statements
March 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Regan Fixed Rate MBS ETF (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Regan Capital LLC (the “Advisor”) serves as the investment manager to the Fund. The inception date of the Fund was May 1, 2025. The investment objective of the Fund is to seek current income.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. The Fund generally issues and redeems Creation Units for cash. The Fund reserves the right to issue or redeem Creation Units for in-kind securities. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the Fund’s custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statement of Changes in Net Assets.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
A.
Securities Valuation. Portfolio securities are valued using current market values or official closing prices, if available. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security is fair valued in good faith by the Adviser under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

9

Regan Fixed Rate MBS ETF
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:
Level 1 –
unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.
Futures contracts are valued at the settlement price on the exchange on which they are principally traded.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Agency Mortgage-Backed Securities	$—	$ 13,720,838	$1,466,713	$ 15,187,551
Money Market Funds	94,698	—	—	94,698
U.S. Treasury Bills	—	835,335	—	835,335
Total Investments	$94,698	$ 14,556,173	$1,466,713	$16,117,584
Other Financial Instruments:
Futures Contracts*	156,694	—	—	156,694
Total Other Financial Instruments	156,694	—	—	156,694

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

10

Regan Fixed Rate MBS ETF
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
See the Schedule of Investments for further detail of investment classifications.
U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.
The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.
Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of September 30, 2025	$1,100,970
Purchases	301,398
Accrued discounts/premiums	21,027
Sale/paydown proceeds	(317,111)
Realized gain/loss	13,838
Change in unrealized appreciation (depreciation)	(10,282)
Transfers to Level 3(1)	757,266
Transfers from Level 3(1)	(400,392)
Ending balance as of March 31, 2026	$ 1,466,713

(1)
Transfers from Level 3 to Level 2 relate to securities that began the period valued at cost, but became valued by a third party pricing service during the period. The Advisor believes that the value from the pricing service represents the fair value of each security for which the transfer occurred.

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at March 31, 2026 was $(20,845).
The following is a summary of quantitative information about Level 3 valued measurements:

	Value at March 31, 2026	Valuation Technique(s)
Agency Mortgage-Backed Securities	$ 1,466,713	Acquisition Cost

B.
Security Transactions, Investment Income and Distributions. The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

11

Regan Fixed Rate MBS ETF
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
C.
Distributions to Shareholders. Distributions from net investment income are declared and paid on a monthly basis and distributions of net realized gains, if any, are declared and paid at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

D.
Federal Income Taxes. The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
E.	Deposits with Broker. At March 31, 2026 the Fund had $154,773 deposited at R.J. O’Brien for collateral for open futures positions as reflected on the Statement of Assets and Liabilities.
F.	Derivatives. The Fund invests in certain derivative instruments, as detailed below.
Futures contracts – The Fund uses futures contracts for hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. The Customer Account Agreements and related addenda governing the Fund’s futures transactions do not provide offsetting provisions to the Fund. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which and is segregated at a broker account registered with the Commodities Futures Trading Commission (CFTC), or the applicable regulator.
Securities Purchased or Sold on a Forward-Commitment Basis – The Fund may enter into TBA commitments or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction.

12

Regan Fixed Rate MBS ETF
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
The average monthly volume of derivatives held by the Fund during the period ended March 31, 2026 is set forth below:

Derivative Type	Unit of Measure	Average
Futures – Long	Contracts	94
TBA Commitments	Market Value	1,157,498

Derivative Investment Holdings Categorized by Risk Exposure – There were no positions in TBA Commitments as of March 31, 2026. The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s Futures contracts as of March 31, 2026:
Assets

	Value	Risk Exposure Category
Futures Contracts	$156,694	Interest rate

The following table sets forth the Fund’s realized gain (loss), as reflected in the Statements of Operations, by primary risk exposure and by type of derivative contract for the period ended March 31, 2026:
Amount of Realized Gain (Loss) on Derivatives

	Value	Risk Exposure Category
Futures Contracts	$(6,582)	Interest rate
TBA Commitments	(13,013)	Interest rate

Change in Unrealized Gain (Loss) on Derivatives

	Value	Risk Exposure Category
Futures Contracts	$156,694	Interest rate
TBA Commitments	—	Interest rate

G.
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Operating Officer of the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.40%. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. The Advisor pays any Trust-level expenses allocated to the Fund.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.

13

Regan Fixed Rate MBS ETF
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. The implementation of any such payments would have to be approved by the Board prior to implementation. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, these fees will increase the cost of your investment and may cost you more over time than certain other types of sales charges.
NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the period ended March 31, 2026 were as follows:

	Non-Government	Government
Purchases	$ —	$ 4,539,527
Sales	$—	$ 2,094,919

NOTE 5 – FEDERAL INCOME TAX INFORMATION
At September 30, 2026 the components of accumulated earnings for income tax purposes were as follows:
Regan Fixed Rate MBS ETF

Cost of investments	$13,308,004
Gross unrealized appreciation	431,776
Gross unrealized depreciation	(2,595)
Net unrealized depreciation on investments	429,181
Undistributed ordinary income	239,384
Undistributed long-term capital gains	—
Distributable earnings	239,384
Total distributable earnings	668,565

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the recognition of accretable yield on deep discounted mortgage back securities and mark to market treatment on futures contracts.
Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, there were no permanent differences in book and tax accounting reclassified to capital and distributable earnings.
The following table summarizes the characteristics of distributions paid during the periods ended March 31, 2026 and September 30, 2026:
Regan Fixed Rate MBS ETF

	Income	Short Term Capital Gains	Return of Capital	Total Distributions
March 31, 2026	$ 188,304	$ 237,318	$ —	$ 45,622
September 30, 2025	74,280	—	—	74,280

The Fund also designates as distributions of long term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

14

Regan Fixed Rate MBS ETF
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of March 31, 2026 the Fund had no late-year or post-October losses.
At March 31, 2026, the Fund had no capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.
NOTE 6 – INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 7 – SUBSEQUENT EVENTS
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, the Fund has made the following distributions per share:

Record Date	Payable Date	Ordinary Income Distribution Rate
4/28/2026	4/29/2026	0.04724
5/27/2026	5/28/2026	0.04510

Other than what has been disclosed, there were no other significant subsequent events that would require adjustment or disclosure in these financial statements.
NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
Mortgage-Backed Securities Risk. When interest rates increase, the market values of mortgage-backed securities (“MBS”) decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of MBS is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of MBS may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.
Credit Risk. There is a risk that the issuer of an MBS may experience unanticipated financial problems causing their securities to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. The value of an MBS is influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, MBS may decline in value, face valuation difficulties, become more volatile and/or become illiquid. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.

15

Regan Fixed Rate MBS ETF
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
Interest Rate Risk. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for bonds. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, MBS prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. The Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. An environment with rising interest rates may lead to a decrease in the price of MBS or the increase in defaults on mortgages.
Prepayment Risk. Many issuers have a right to prepay their obligations. When interest rates decline, issuers may be more likely to pay off obligations earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.
To Be Announced (“TBA”) Security Risk. A TBA is a contract to purchase or sell a MBS at some point in the future and may be classified as a derivative in certain circumstances. Due to the forward-settling nature of TBAs, there is risk that the value of the underlying MBS will fluctuate greater than anticipated or that the TBA may not correlate to the underlying MBS or to the MBS market as a whole. There is also counterparty risk with entering into a TBA contract.

16

Regan Fixed Rate MBS ETF
Additional Information
March 31, 2026 (Unaudited)
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/4/2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	6/4/2026